BUSINESS AND NATURE OF OPERATIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
BUSINESS AND NATURE OF OPERATIONS

NOTE 1—BUSINESS AND NATURE OF OPERATIONS

Nature of Operations

Kite Pharma, Inc. (the “Company”) was incorporated on June 1, 2009 in the State of Delaware. The Company is a clinical-stage biopharmaceutical company focused on the development and commercialization of novel cancer immunotherapy products designed to harness the power of a patient’s own immune system to eradicate cancer cells. The Company is developing multiple product candidates using its engineered autologous cell therapy (“eACT”), which involves the genetic engineering of T cells to express either chimeric antigen receptors (“CARs”) or T cell receptors (“TCRs”).

The Company’s headquarters and operations are in Santa Monica, California. Since commencing operations, the Company has devoted substantially all of its efforts to securing intellectual property rights, performing research and development activities, including clinical trials, in collaboration with the Surgery Branch of the National Cancer Institute (“NCI”), hiring personnel, and raising capital to support and expand these activities.

NOTE 1—BUSINESS AND NATURE OF OPERATIONS

Nature of Operations

Kite Pharma, Inc. (the “Company”), a development stage company, was incorporated on June 1, 2009 in the State of Delaware. The Company is a clinical-stage biopharmaceutical company focused on the development and commercialization of novel cancer immunotherapy products designed to harness the power of a patient’s own immune system to eradicate cancer cells. The Company is developing multiple product candidates using its engineered autologous cell therapy (“eACT”), which involves the genetic engineering of T cells to express either chimeric antigen receptors (“CAR’s”) or T cell receptors (“TCR’s”).

The Company’s headquarters and operations are in Santa Monica, California. Since commencing operations, the Company has devoted substantially all of its efforts to securing intellectual property rights, performing research and development activities, including clinical trials, in collaboration with the Surgery Branch of the National Cancer Institute (“NCI”), hiring personnel, and raising capital to support and expand these activities.